Label	Element	Value
GOVERNMENT MONEY MARKET PROFUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Important Information about the Fund

An investment in Government Money Market ProFund (the “Fund”) is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share, there is no guarantee that the Fund will do so, and you could lose money by investing in this Fund. All money market instruments can change in value when interest rates or an issuer’s creditworthiness change.

The Fund is currently a feeder fund that invests substantially all of its assets in a master portfolio, the Government Cash Management Portfolio (the “Portfolio”), a separate registered investment company managed by DWS Investment Management Americas, Inc. (“DIMA”) with a comparable investment objective. References to investments by the Fund may refer to actions undertaken by the Portfolio. The Portfolio may accept investments from other feeder funds. Each feeder fund bears the Portfolio’s expenses in proportion to its investments in the Portfolio. Each feeder fund can set its own fund-specific expenses, transaction minimums and other requirements.

On June 29, 2001, shareholders of the Fund approved an investment advisory agreement with ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) under which ProFund Advisors serves as investment adviser to the Fund. No fee is payable under the investment advisory agreement with the Fund unless the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of the Fund. The Fund’s Trustees may withdraw its assets from the Portfolio if they believe doing so is in the Fund shareholders’ best interests.

Risk/Return [Heading]	rr_RiskReturnHeading	GOVERNMENT MONEY MARKET PROFUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income consistent with liquidity and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) Wire Fee $10
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2021
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Reflects the expenses of both the Fund and the Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective through a “master feeder” arrangement. The Fund invests substantially all of its assets in the Portfolio, a separate registered investment company managed by DIMA with a comparable investment objective and comparable investment strategies to those of the Fund. The Portfolio is a money market fund that is managed in accordance with federal regulations that govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. The Fund follows policies designed to maintain a stable $1.00 share price. The Portfolio operates as a “government money market fund,” as such term is defined under federal regulations. As a government money market fund, the Portfolio is required to invest at least 99.5% of its total assets at the time of investment in cash, U.S. government securities, and/or repurchase agreements that are collateralized by theseinstruments.

The Portfolio primarily invests in the following types of investments:

●        U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

●        Repurchase agreements backed by these instruments. In a repurchase agreement, the Portfolio buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The Portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).

Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities and/or repurchase agreements that are collateralized by U.S. government securities. The Portfolio considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities.

Working in consultation with DIMA’s portfolio management, DIMA’s credit team screens potential securities and develops a list of those that the Portfolio may buy. DIMA’s portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is exposed to the risk factors below through the Portfolio, which invests directly in the individual securities. References to the investment strategies and risks of the “Fund” herein should also be understood to refer to the investment strategies and risks of the Portfolio unless the context requires otherwise.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The principal risks described below are intended to provide information about the factors likely to have a significant adverse impact on the Fund’s returns and consequently the value of an investment in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk.

Money Market Fund Risk — The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect ProFund Advisors or DIMA to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Portfolio’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during  periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Portfolio and/or Fund may have a significant adverse effect on the share price of the Fund. See Master/Feeder Risk.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Fund. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those securities. An inability to sell one or more portfolio securities can adversely affect the Fund’s ability to maintain a $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the Fund to be unable to pay redemption proceeds within a short period of time. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a $1.00 share price.

Certain shareholders may from time to time own or control a significant percentage of the Fund’s shares. These shareholders may include, for example, institutional investors and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s ability to maintain a $1.00 share price.

Credit Risk — The Fund’s performance could be hurt and the Fund’s share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to make a financial obligation. Some securities issued by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the U.S. Government. This is because the U.S. government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.

Because of the rising U.S. government debt burden, it is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets and the Fund.

Counterparty Risk — The Fund will invest in repurchase agreements involving third parties (i.e., counterparties). The use of repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline.

Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments will fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. Moderate economic recovery and recent policy changes may increase the likelihood that interest rates will rise. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity of debt instruments. Without taking into account other factors, the value of debt instruments with longer maturities typically fluctuates more in response to interest rate changes than debt instruments with shorter maturities. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.

The United Kingdom’s Financial Conduct Authority has announced plans to phase out the use of LIBOR, the benchmark rate for certain floating rate securities, by the end of 2021. The Fund or the instruments in which the Fund invests may be adversely affected during the transition away from LIBOR by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate for instruments that do not currently specify a replacement reference rate and, accordingly, it is difficult to predict the full impact of the transition away from LIBOR.

Market Risk — The market value of the securities in which the Fund invests may be impacted by the prospects of individual issuers, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Master/Feeder Risk — While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications. For example, large-scale redemptions by other feeder funds, if any, of their shares in the Portfolio could have adverse effects on the Fund, such as requiring the liquidation of a substantial portion of the Portfolio’s holdings at a time when it may be disadvantageous to do so. Also, other feeder funds of the Portfolio, if any, may have a greater ownership interest in the Portfolio than the Fund’s interest, and, therefore, could have effective voting control over the operation of the Portfolio.

Prepayment and Extension Risk — When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, the Fund may have to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund’s income. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Portfolio may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may have the right to pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s yield and could hurt Fund performance.

Risks of Holding Cash — The Fund will at times hold cash positions, which may hurt the Fund’s performance. Cash positions may also subject the Fund to additional risks and costs, including any fees imposed by the Fund’s custodian for large cash balances.

Repurchase Agreement Risk — If the party that sells the securities to the Portfolio defaults on its obligation to repurchase them at the agreed-upon time and price, the Portfolio could lose money.

Natural Disaster/Epidemic Risk — Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events and efforts to mitigate their effects can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shocks — The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19. These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. Financial markets across the globe are experiencing severe distress at least equal to what was experienced during the global financial crisis in 2008. In March 2020, U.S. equity markets entered a bear market in the fastest such move in the history of U.S. financial markets. Contemporaneous with the onset of the COVID-19 pandemic in the US, oil experienced shocks to supply and demand, impacting the price and volatility of oil. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Fund’s investment strategies to become outdated quickly or inaccurate, resulting in significant losses.

Security Selection Risk — While the Fund invests in short-term securities, which by nature should be relatively stable investments, it is possible that the securities in which the Fund invests will not perform as expected. This could cause the Fund’s yield to lag behind those of similar money market funds and could result in a decline in share price.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund may come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Operational and Technology Risk — Cyber-attacks, disruptions, or failures that affect the Fund’s or Portfolio’s service providers or counterparties, issuers of securities held by the Portfolio, or other market participants may adversely affect the Fund or Portfolio and Fund shareholders, including by causing losses for the Fund or Portfolio or impairing their operations, and may cause investors in the Fund or Portfolio to lose money.

Portfolio Turnover Risk — The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the Statement of Additional Information for more information.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund’s investment results for Investor Class shares have varied from year to year, and the table shows the Fund’s average annual total returns for various periods. Performance for Service Class shares would differ to the extent their fees and expenses differ. In addition, the Fund’s performance information reflects applicable fee waivers and expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting ProFunds.com.

Prior to May 2, 2016, the Fund operated as a prime money market fund that had the ability to invest in certain types of securities that the Fund is no longer permitted to hold to any significant extent (i.e., over 0.5% of total assets). Consequently, the performance information below may have been different if the Fund’s current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results for Investor Class Shares have varied from year to year, and the table shows the Fund's average annual total returns for various periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ProFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2019): 0.36%; Worst Quarter (ended 6/30/2011): 0.00%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2019
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The 7-day yield (the income for the previous 7 days projected over a full year) for the Fund as of December 31, 2019 was 0.67% for Investor Class Shares and 0.02% for Service Class Shares.
GOVERNMENT MONEY MARKET PROFUND | GOVERNMENT MONEY MARKET PROFUND INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Recoupment	rr_Component1OtherExpensesOverAssets	0.21%	[2]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.74%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.05%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.98%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	327
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	573
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,276
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 1997
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield (the income for the previous 7 days projected over a full year) for the Fund as of December 31, 2019 was 0.67% for Investor Class Shares and 0.02% for Service Class Shares.
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.67%
GOVERNMENT MONEY MARKET PROFUND | GOVERNMENT MONEY MARKET PROFUND SERVICE CLASS
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Recoupment	rr_Component1OtherExpensesOverAssets	0.21%	[2]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.74%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.05%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.98%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 201
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	636
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,097
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,374
Annual Return 2010	rr_AnnualReturn2010	0.02%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.02%
Annual Return 2013	rr_AnnualReturn2013	0.02%
Annual Return 2014	rr_AnnualReturn2014	0.02%
Annual Return 2015	rr_AnnualReturn2015	0.02%
Annual Return 2016	rr_AnnualReturn2016	0.02%
Annual Return 2017	rr_AnnualReturn2017	0.02%
Annual Return 2018	rr_AnnualReturn2018	0.86%
Annual Return 2019	rr_AnnualReturn2019	1.25%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 1997
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield (the income for the previous 7 days projected over a full year) for the Fund as of December 31, 2019 was 0.67% for Investor Class Shares and 0.02% for Service Class Shares.
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.02%

[1]	The Investment Advisory Fees are currently paid to DIMA only. No investment advisory fee is payable to ProFund Advisors by the Fund unless the master-feeder relationship with the Portfolio is terminated.
[2]	ProFund Advisors has contractually undertaken to waive its fees and/or reimburse expenses to maintain the minimum yield floor limit at 0.02% through April 30, 2021 ("Minimum Yield"). ProFund Advisors has also contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.98% for Investor Class shares and 1.98% for Service Class shares through April 30, 2021. After such date, the expense limitation may be terminated or revised by ProFund Advisors. ProFund Advisors may recoup from the Fund any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, to the extent that such recoupment would not cause the Fund's net yield to fall below the Fund's previously determined Minimum Yield or the expenses to exceed the overall expense ratio limit in effect at the time of the waiver and/or reimbursement. The "Recoupment" line shows gross recoupment payments made by the Fund during its most recent fiscal year. In addition, at times during the fiscal year amounts were waived or reimbursed to the Fund - the gross amount of this waiver/reimbursement is shown separately in the "Fee Waivers/Reimbursements" line. The recoupment shown did not cause the Fund's expenses to exceed any expense limitation in place at the time of recoupment or the time the recouped amounts were originally waived/reimbursed. Recoupments could negatively impact the Fund's future yield.
[3]	Reflects the expenses of both the Fund and the Portfolio.
[4]	The information in the table has been restated to reflect current fees and expenses.